Common stock and non-redeemable convertible preferred stock - Narrative (Details) - USD ($)		5 Months Ended	12 Months Ended
	Jun. 16, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock and nonredeemable convertible preferred stock [Line Items]
Dividends Declared			$ 0	$ 0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0	$ 0
Common Stock, Shares, Issued			3,166,948	3,166,948
Preferred Stock, Voting Rights			2/3
Common Stock Convertible Conversion Price			1.75%
Proceeds from issuance of common stock	$ 150,000,000	$ 1
ClassB2 Common share [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Common Stock, Shares, Outstanding			3,061,745	3,061,745
Common Stock, Conversion Basis			one-for-one basis
Qualified IPO [Member] | New York Stock Exchange [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Proceeds from issuance of common stock			$ 40,000,000
Qualified IPO [Member] | New York Stock Exchange [Member] | ClassB2 Common share [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Proceeds from issuance of common stock			$ 250,000,000